Lease liabilities - Schedule of Breakdown for Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Balance at beginning of period	€ 661,685	€ 593,725
Interest expense	26,996	23,659	€ 17,030
Balance at end of period	731,589	661,685	€ 593,725
Non-current	20,697	23,550
Current	23,098	16,792
Lease liabilities
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Interest expense	26,996	23,659
Repayment of lease liabilities (including interest expense)	(174,667)	(167,208)
Business combinations	649	0
Additions due to new leases and store renewals	285,444	195,955
Decrease of lease liabilities due to store closures	(16,969)	(7,867)
Translation differences	(51,549)	23,421
Non-current	590,652	518,728
Current	€ 140,937	€ 142,957